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August 24, 2007

Mark Cowan
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:  Genworth Life of New York VA Separate Account 1
          Genworth Life Insurance Company of New York
          Initial Registration Statement Filed on Form N-4
          SEC File Nos. 333-143408 and 811-08475

Dear Mr. Cowan:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 1 (the "Separate Account"), we hereby submit our response to comments received by the staff of the Securities and Exchange Commission by letter dated July 26, 2007, for the above-referenced Registration Statement. We have made revisions in response to your comments and have made other non-material revisions that are reflected in the Pre-Effective Amendment to the Registration Statement.

We provide the following responses to your comments, with citations to certain of the revised pages from the Pre-Effective Amendment for your reference.

Comment 1: Cover Page--For clarity, please consider revising the cover page to disclose that neither the Guarantee Account nor the living benefit rider options are available for contracts purchased with the Full Access option. The cover page currently states that the Guarantee Account and certain of the optional riders provided under the contract may not be available with the Full Access feature, which is confusing because the Guarantee Account is not available for contracts with the Full Access option and none of the living benefits may be elected if a contract is purchased with the Full Access feature (only the Annual Step-Up Death Benefit Rider is available).

Response 1: We have revised the cover page to disclose that the Guarantee Account and the Living Benefit Riders are not available with the Full Access feature. We have also revised the cover page to disclose that the mortality and expense risk charge for a

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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contract with the Full Access option is assessed for the duration of the contract. Please see page 1 of the prospectus, which is attached.

Comment 2: Annual Portfolio Expenses (p. 9)--Please advise the staff whether any of the available portfolio companies invest in shares of one or more Acquired Funds. If so, please confirm that Total Annual Portfolio Operating Expenses for the portfolio company include fees and expenses incurred indirectly by the portfolio company as a result of investment in shares of one or more Acquired Funds, calculated in accordance with Instruction 3(f) to
Item 3 of Form N-1A.

Response 2: The available portfolio companies may invest in shares of one or more Acquired Funds. In fact, the Pre-Effective Amendment includes disclosure about two new portfolios, one of which, the Franklin Templeton VIP Founding Funds Allocation Fund--Class 2 Shares, is a "fund of funds." We have added disclosure about this fund, its fees and expenses, and the fees and expenses of the Acquired Funds in the prospectus for the contract. Please see pages 15-18 of the prospectus, which are attached. Please note that we rely on the portfolio companies to provide us with Total Annual Portfolio Operating Expenses and we, in turn, disclose the range of expenses for all available portfolios in the contract prospectus, as permitted by Item 3(a) of Form N-4 (see also Instruction 17(a) to Item 3(a)). Therefore, we rely on the portfolio company to provide us with Total Annual Portfolio Operating Expenses that comply with Instruction 3(f) to Item 3 of Form N-1A. Please also see the fee table disclosure provided on page 9 of the prospectus, which is attached.

Comment 3: Power of Attorney (Part C)--If any name is to be signed to the registration statement pursuant to a power of attorney, please ensure that the power of attorney "relates to a specific filing" as required by Rule 483(b) under the Securities Act of 1933.

Response 3: Names signed to the Registration Statement pursuant to a power of attorney will be effected pursuant to a power of attorney that "relates to the specific filing."

Comment 4: Financial Statements, Exhibits and Other Information--Financial statements, exhibits and other information not included in the registration statement should be filed by pre-effective amendment.

Response 4: All financial statements, exhibits, and other information not included in the Initial Registration Statement are included in the Pre-Effective Amendment.

We hope that this adequately responds to the comments provided in your letter. Please note, also, that we have attached other revised pages of the prospectus that you might find useful in your review (e.g., disclosure relating to the addition of portfolios and disclosure in response to comments provided for File No. 333-143148). As mentioned above, we

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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will be making a request to accelerate the effectiveness of the Registration
Statement to the earliest date practicable after filing of the Pre-Effective Amendment, but no later than September 4, 2007, under separate cover.

Thank you for your assistance in this matter. Should you have any questions, please do not hesitate to contact me at 804.289.3545 or via e-mail at michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel

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Mark Cowan
Office of Insurance Products
United States Securities and Exchange Commission

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Genworth Life Insurance Company of New York, on behalf of its Genworth Life of
New York VA Separate Account 1, acknowledges that:

Genworth Life Insurance Company of New York, on behalf of its Genworth Life of New York VA Separate Account 1, is responsible for the adequacy and accuracy of the disclosure in the filings. Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing and Genworth Life of New York VA Separate Account 1 may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

/s/ Matthew P. Sharpe
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Matthew P. Sharpe
Vice President